Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Commitments and Contingencies
12.	Commitments and Contingencies:

Various claims, lawsuits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed (except as disclosed under Note 12 (b)), or for which a provision should be established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

(a)	Commitments under long-term lease contracts

The following table sets forth the future minimum contracted lease payments to the Company (gross of charterers’ commissions), based on the Company’s vessels’ commitments to non-cancelable time charter contracts as of December 31, 2023. Non-cancelable time charter contracts include both fixed-rate time charters or charters linked to the Baltic Dry Index (“BDI”). For index linked contracts, contracted lease payments have been calculated using the BDI linked rate as measured at the commencement date.

In addition, certain of the variable-rate contracts have the option at the Company’s option to convert to a fixed rate for a predetermined period, in such cases where lease payments have been converted to a fixed rate, the minimum contracted lease payments for this period are calculated using the agreed converted fixed rate. The calculation does not include any assumed off-hire days.

Twelve-month period ending December 31,	Amount
2024	$29,554,098
Total	$29,554,098

(b)	Claims

Following the buyers’ failure to take delivery of M/V Magic Moon, the Company terminated the sale of the vessel under the Memorandum of Agreement, dated March 23, 2023, between the Company and the buyers (the “MoA”). Notably, the MoA required that the buyers deposit 10% of the purchase price into an escrow account administered by the escrow agent as security for completion of the transaction according to the terms and conditions set forth in the MoA and the buyers deposited $1,395,000 into such account prior to their breach of the MoA. The Company accordingly initiated arbitration proceedings during September 2023 for the release of and remittance to the Company of the $1,395,000 deposit held in escrow based on the Company’s position that the buyers’ failure to take delivery of the M/V Magic Moon constituted a default under the MoA. While the Company is unable to provide any assurances as to the ultimate outcome of the case, it believes it will prevail at arbitration. All the submissions on behalf of the Company have been properly prepared, reviewed and filed and the arbitrator’s award is expected to be issued within the next 45 to 60 days.

In addition, the Company included in the claim both the damages that it has suffered due to the unlawful breach of MoA by the buyers as well as all the related expenses it has incurred due to the buyers’ default under the MoA. As of December 31, 2023, the Company has included the amount of $115,000 in ‘Prepaid expenses and other assets’ in the accompanying consolidated balance sheets.

In light of the ongoing nature of the dispute, the Company has followed the provisions of ASC 450-30-25-1 and has not recorded the expected gain on the sale of the M/V Magic Moon in its financial statements for the year ended December 31, 2023.

Separately, the M/V Magic Moon was arrested by the buyers to secure a claim before the Korean courts for the amount of $1,395,000, equal to the amount of the deposit and the Company paid a counter-security of $1,395,000 for the purpose of lifting the arrest of the vessel. The Company has applied to the Korean courts to decide the issue of the return of the counter-security to the Company. While the Company is unable to provide any assurances as to the ultimate outcome of the case, it believes it will prevail in its request from the courts in Korea to award to the Company the return of the counter-security. The Company has included the $1,395,000 in ‘Prepaid expenses and other assets’ in the accompanying consolidated balance sheets for the year ended December 31, 2023 incurred in connection with the cash deposit made by the Company for the purpose of lifting the arrest of the M/V Magic Moon.

It is possible that from time to time in the ordinary course of business the Company may be involved in legal proceedings or investigations, which could have an adverse impact on its reputation, business and financial condition and divert the attention of management from the operation of the business. However, the Company believes that the current legal proceedings are not expected to have a material adverse effect on its business, financial position or results of operations.